CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
Warrants activity
CAPITAL STOCK

11. CAPITAL STOCK

(a)	Authorized

Unlimited number of common and preferred shares without par value.

As of December 31, 2020, there are no preferred shares issued.

(b)	Issued

As of December 31, 2020, there are 7,292,709 common shares issued and outstanding.

During the year ended December 31, 2020, the Company issued 100,000 common shares at $0.075 per share to Eagle Plain pursuant to the Acacia Property Option Agreement (Note 5).

During the year ended December 31, 2019, the Company issued 100,000 common shares at $0.075 per share to Eagle Plains pursuant to the Acacia Property Option Agreement (Note 5).

During the year ended December 31, 2019, Jackpot sold 3,400,000 common shares of the Company through the facilities of the Exchange. As at December 31, 2020, Jackpot owns 49,985 common shares in the capital of the Company representing approximately 0.69% of the Company’s issued and outstanding common shares. In addition, Jackpot owns 3,449,985 share purchase warrants of the Company exercisable at $0.12 per share until November 2, 2022.

(c)	Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2017	5,428,318	$0.12
Issued	3,333	$1.50
Exercised	(600,000)	0.13
Balance, December 31, 2018	4,824,985	$0.12
Balance, December, 2019 and 2020	4,824,985	$0.12

As of December 31, 2020, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
January 4, 2021	0.135	500,000
November 2, 2022	0.12	4,324,985

The weighted average remaining contractual life for warrants outstanding at December 31, 2020 is 1.65 years (2019 – 2.65 years).

(d) Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

As of December 31, 2020, there were no stock options outstanding (2019 – Nil).